SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Retroactive adoption of IFRS 15 - Consolidated statements of income and comprehensive income (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues	$ 3,278,842	$ 3,144,339	$ 2,997,979
Purchase of goods and services	1,359,850	1,320,568	1,259,179
Deferred income tax expense	134,479	(37,066)	66,253
Net income attributable to shareholder	914,183	547,202	585,851
Comprehensive income attributable to shareholder	956,262	540,139	$ 555,996
Increase (decrease) due to application of IFRS 15
Revenues	22,487	52,540
Purchase of goods and services	(12,405)	(13,193)
Deferred income tax expense	9,246	17,419
Net income attributable to shareholder	25,646	48,314
Comprehensive income attributable to shareholder	$ 25,646	$ 48,314